INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of components of (loss) / income before income taxes

	Years ended December 31,
	2021	2022	2023

Cayman Islands	$(5,219)	$(2,411)	$(1,635)
Hong Kong SAR	(12,136)	(66,872)	(9,307)
PRC, excluding Hong Kong SAR, and other countries	40,611	(6)	1,392
Total	$23,256	$(69,289)	$(9,550)

Schedule of income tax expense

	Years ended December 31,
	2021	2022	2023

Current income tax expense / (benefit)	$9,517	$(12,300)	$—
Deferred tax expense / (benefit)	285	(407)	40
Total	$9,802	$(12,707)	$40

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2022	2023

Deferred tax assets:
Allowance for credit losses	$156	$154
Write-down for inventory	162	111
Lease liabilities	2,154	876
Net operating loss carry forwards	30,677	34,665
Gross deferred tax assets	33,149	35,806
Less: Valuation allowance	(30,324)	(34,500)
Total deferred tax assets, net	$2,825	$1,306

Deferred tax liabilities:
Property and equipment, net	$(87)	$(151)
Acquired intangible assets	(695)	(433)
Operating lease ROU assets	(2,154)	(876)
Total deferred tax liabilities	$(2,936)	$(1,460)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(111)	$(154)

Schedule of movement of valuation allowance

	Years ended December 31,
	2022	2023
Balance at beginning of the period	$28,195	$30,324
Additions	3,145	4,210
Decrease related to subsidiaries’ cancellation	(1,016)	(34)
Balance at end of the period	$30,324	$34,500

Schedule of reconciliation between the expense or benefit of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2021	2022	2023

Income/(loss) before provision of income tax	$23,256	$(69,289)	$(9,550)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense / (benefit) at statutory tax rate	5,814	(17,322)	(2,387)
Non-deductible expenses	346	982	129
Non-deducible impairment loss	—	14,021	—
Statutory expense	(655)	(203)	(293)
R&D super deduction	(2,664)	(2,392)	(2,904)
Effect of preferential tax rates	122	344	(86)
Effect of income tax rate differences in jurisdictions other than the PRC	(892)	1,311	1,151
Deferred tax expense	381	(415)	—
Prior year true up	(594)	(157)	(71)
Unrecognized tax benefits-Fin 48	9,576	(12,302)	—
Changes in valuation allowances	(1,632)	3,426	4,501
Income tax expense/(benefit)	$9,802	$(12,707)	$40

Schedule of Roll-forward of unrecognized tax benefits

	Years ended December 31,
	2021	2022	2023

Beginning balance	$—	$13,101	$107
Additions	13,101	73	—
Decreases	—	(13,067)	—
Ending balance	$13,101	$107	$107